Common Stock Subject to Possible Redemption	6 Months Ended
Dec. 31, 2020
GOOD WORKS ACQUISITION CORP [Member]
Common Stock Subject to Possible Redemption
Note 8—Common Stock Subject to Possible Redemption
The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.001 per share. Holders of the Company’s common stock are entitled to one vote for each share. As of the Initial Public Offering, there were 21,478,000 shares of common stock outstanding, of which 17,000,000 were subject to possible redemption and classified outside of permanent equity in the balance sheet.
The common stock subject to possible redemption reflected on the balance sheet is reconciled in the following table:

Gross proceeds from Initial Public Offering	$170,000,000
Less:
Fair value of Public Warrants at issuance	(10,263,558)
Offering costs allocated at common stock subject to possible redemption	(819,932)
Plus:
Accretion on common stock subject to possible redemption	11,083,490

Common stock subject to possible redemption	$170,000,000